Shares to be issued	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Shares to be issued
17.	Shares to Be Issued

During the year ended June 30, 2018, the Company had entered into multiple private placement agreements and had increased potential shares to be issued in total amount of $1,798,000.

As of June 30, 2018 and 2017, the Company had balance of $2,691,000 and $893,000 share to be issued.